SEMI-ANNUAL REPORT

                                       MDL
                               BROAD MARKET FIXED
                                   INCOME FUND

                                       MDL
                                LARGE CAP GROWTH
                                   EQUITY FUND

                               [MDL Logo Omitted]

                                 APRIL 30, 2000

STATEMENT OF NET ASSETS                       MDL BROAD MARKET FIXED INCOME FUND
April 30, 2000                                                       (Unaudited)

                                     Face        Market
MDL BROAD MARKET                    Amount        Value
FIXED INCOME FUND                    (000)        (000)
---------------------------------------------------------

CORPORATE BONDS (1.7%)
   Pacific Bell
        6.875%, 08/15/06             $  235      $    226
   Wal-Mart Stores
        6.875%, 08/10/09                150           144
                                                 --------
TOTAL CORPORATE BONDS
   (Cost $400)                                        370
                                                 --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.4%)
   FNMA
        7.250%, 01/15/10                300           299
        6.500%, 11/01/28                258           241
                                                 --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $561)                                       540
                                                 --------
U.S. TREASURY OBLIGATIONS (65.9%)
   U.S. Treasury Notes
        6.375%, 08/15/02              1,225         1,218
        6.250%, 02/15/03              1,540         1,525
        4.250%, 11/15/03              1,050           974
        6.500%, 05/15/05                385           384
        7.000%, 07/15/06              1,320         1,351
        6.625%, 05/15/07              1,045         1,053
        6.000%, 08/15/09                275           269
        6.500%, 02/15/10              3,200         3,263
        6.250%, 05/15/30              4,400         4,574
                                                 --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $15,054)                                  14,611
                                                 --------
ASSET-BACKED SECURITY (4.0%)
   American Express Credit Account
     Master Trust Series 1999-1
        5.600%, 11/15/06                950           893
                                                 --------
TOTAL ASSET-BACKED SECURITY
   (Cost $948)                                      893
                                                 --------
MORTGAGE RELATED (24.1%)
   FHLMC CMO, Ser 1410, Cl C
        6.000%, 09/15/22                 76            71
   FNMA
        6.500%, 11/01/28                652           609
   GNMA
        6.500%, 01/15/26                187           175
        6.500%, 04/15/26                132           124
        6.500%, 12/15/27                 39            36
        6.500%, 06/15/28                242           227
        7.500%, 06/15/28                 92            90
        6.500%, 10/15/28                261           244

                                     Face          Market
                                    Amount          Value
                                     (000)           000)
---------------------------------------------------------
   GNMA (concluded)
        6.500%, 04/15/29             $  242        $  227
        7.500%, 09/15/29              1,393         1,370
        7.500%, 04/15/30              2,200         2,163
                                                 --------
TOTAL MORTGAGE RELATED
   (Cost $5,505)                                    5,336
                                                 --------
REPURCHASE AGREEMENT (0.4%)
   Morgan Stanley
     5.80%, dated 04/28/00, matures
     05/01/00, repurchase price
     $88,696 (collateralized by
     U.S. Treasury Note, 03/31/01,
     market value $121,946)              89            89
                                                 --------
TOTAL REPURCHASE AGREEMENT
   (Cost $89)                                          89
                                                 --------
TOTAL INVESTMENTS (98.5%)
   (Cost $22,557)                                  21,839
                                                 --------
OTHER ASSETS AND LIABILITIES, NET (1.5%)              340
                                                 --------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 2,291,193 outstanding
     shares of beneficial interest                 23,533
   Undistributed Net Investment Income                 18
   Accumulated Net Realized Loss
     on Investments                                  (654)
   Net Unrealized Depreciation
     on Investments                                  (718)
                                                 --------
TOTAL NET ASSETS (100.0%)                        $ 22,179
                                                 ========
   Net Asset Value and Redemption
     Price Per Share                                $9.68
                                                 ========

CL -- CLASS
CMO  -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.
                                        1

STATEMENT OF NET ASSETS                         MDL LARGE CAP GROWTH EQUITY FUND
April 30, 2000                                                       (Unaudited)

                                                 Market
MDL LARGE CAP                                    Value
GROWTH EQUITY FUND                   Shares       (000)
-------------------------------------------------------
COMMON STOCKS (100.0%)
BANKS (5.4%)
   Bank of America                    5,795      $  284
   Bank of New York                  14,504         596
   Bank One                           6,585         201
   Chase Manhattan                    3,000         216
   First Union                        3,900         124
                                                 ------
                                                  1,421
                                                 ------
BEAUTY PRODUCTS (1.6%)
   Gillette                           5,550         205
   Procter & Gamble                   3,650         218
                                                 ------
                                                    423
                                                 ------
BROADCASTING, NEWSPAPERS & ADVERTISING (1.4%)
   Omnicom Group                      4,160         379
                                                 ------
BUILDING & CONSTRUCTION (0.5%)
   Centex                             5,325         128
                                                 ------
COMMUNICATIONS EQUIPMENT (5.5%)
   Lucent Technologies                8,981         558
   Nokia, ADR                         6,888         392
   Nortel Networks*                   1,880         213
   Qualcomm*                          2,700         293
                                                 ------
                                                  1,456
                                                 ------
COMPUTERS & SERVICES (16.1%)
   America Online*                    7,700         461
   Ariba*                             1,050          78
   Cisco Systems*                    11,034         765
   Compaq Computer                    9,265         271
   Hewlett Packard                    2,347         317
   IBM                                2,912         325
   Microsoft*                        11,393         795
   Oracle Systems*                   12,528       1,001
   Yahoo!*                            2,000         260
                                                 ------
                                                  4,273
                                                 ------
ELECTRICAL SERVICES (6.6%)
   FPL Group                          7,144         323
   General Electric                   9,090       1,429
                                                 ------
                                                  1,752
                                                 ------
FINANCIAL SERVICES (5.0%)
   American Express                   2,650         398
   Citigroup                         10,575         629
   Fannie Mae                         5,025         303
                                                 ------
                                                  1,330
                                                 ------
FOOD, BEVERAGE & TOBACCO (1.0%)
   Coca-Cola                          5,445         256
                                                 ------
INSURANCE (1.4%)
   American International Group       3,468         380
                                                 ------

                                                 Market
                                                  Value
                                     Shares       (000)
-------------------------------------------------------

MACHINERY (4.3%)
   Applied Materials*                 5,000      $  509
   Baker Hughes                       9,423         300
   United Technologies                5,250         326
                                                 ------
                                                  1,135
                                                 ------
MANUFACTURING (3.7%)
   Honeywell International            8,475         475
   Tyco International                11,098         510
                                                 ------
                                                    985
                                                 ------
APPAREL MANUFACTURING (0.4%)
   Tommy Hilfiger*                   12,063         106
                                                 ------
FIBER OPTICS (0.4%)
   JDS Uniphase*                      1,025         106
                                                 ------
MEDICAL/HEALTH CARE (11.7%)
   Bristol-Myers Squibb               6,750         354
   Genentech*                         2,137         250
   Johnson & Johnson                  4,835         399
   Merck & Company                    8,460         588
   Pfizer                            13,775         580
   Schering-Plough                    7,266         293
   Warner Lambert                     5,580         635
                                                 ------
                                                  3,099
                                                 ------
PAPER & PAPER PRODUCTS (1.1%)
   International Paper                7,925         291
                                                 ------
PETROLEUM REFINING (6.2%)
   Transocean Sedco Forex               836          39
   Exxon Mobil                        7,820         608
   Royal Dutch Petroleum ADR          6,340         364
   Schlumberger                       4,321         331
   Sunoco                            10,055         305
                                                 ------
                                                  1,647
                                                 ------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.4%)
   Xerox                              3,700          98
                                                 ------
PRINTING & PUBLISHING (1.5%)
   Time Warner                        4,500         405
                                                 ------
RAILROADS (0.4%)
   CSX                                5,350         112
                                                 ------
RETAIL (9.1%)
   Costco Wholesale*                  8,946         484
   Home Depot                         9,112         511
   McDonald's                         7,800         297
   Tandy                              5,047         288
   Target                             3,196         213
   Wal-Mart Stores                   11,120         616
                                                 ------
                                                  2,409
                                                 ------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                         MDL LARGE CAP GROWTH EQUITY FUND
April 30, 2000                                                       (Unaudited)

                                  Shares/Face    Market
MDL LARGE CAP                        Amount       Value
GROWTH EQUITY FUND (concluded)        (000)       (000)
-------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (8.4%)
   Flextronics International*         2,000      $  140
   Intel                              9,907       1,256
   LSI Logic*                        13,100         819
                                                 ------
                                                  2,215
                                                 ------
STEEL & STEEL WORKS (1.2%)
   Alcoa                              5,000         324
                                                 ------
TELEPHONES & TELECOMMUNICATION (6.7%)
   AT&T                               6,562         306
   Bell Atlantic                      5,640         334
   BellSouth                          7,300         355
   MCI WorldCom*                      8,700         395
   SBC Communications                 8,915         391
                                                 ------
                                                  1,781
                                                 ------
TOTAL COMMON STOCKS
   (Cost $23,188)                                26,511
                                                 ------
REPURCHASE AGREEMENT (0.0%)
   Morgan Stanley
     5.80%, dated 04/28/00, matures
     05/01/00, repurchase price
     $10,883 (collateralized by
     U.S. Treasury Note, 06/30/00,
     market value $42,759)              $11          11
                                                 ------
TOTAL REPURCHASE AGREEMENT
   (Cost $11)                                        11
                                                 ------
TOTAL INVESTMENTS (100.0%)
   (Cost $23,199)                                26,522
                                                 ------
OTHER ASSETS AND LIABILITIES, NET (0.0%)             (8)
                                                 ------

                                                 Market
                                                  Value
                                                  (000)
-------------------------------------------------------
NET ASSETS:
   Portfolio Shares(unlimited
     authorization -- no par value)
     based on 1,813,570 outstanding
     shares of beneficial interest              $22,307
   Distributions in Excess of Net
     Investment Income                              (29)
   Accumulated Net Realized Gain
     on Investments                                 913
   Net Unrealized Appreciation
     on Investments                               3,323
                                                 ------
TOTAL NET ASSETS (100.0%)                       $26,514
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share                            $ 14.62
                                                =======

*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS                                              MDL FUNDS
For the six-month period ended April 30, 2000                        (Unaudited)

                                                                                        MDL BROAD       MDL LARGE
                                                                                      MARKET FIXED     CAP GROWTH
                                                                                       INCOME FUND     EQUITY FUND
                                                                                          (000)           (000)
------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income................................................................        $   --         $  132
   Interest ......................................................................           639             12
------------------------------------------------------------------------------------------------------------------
     Total Investment Income......................................................           639            144
------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ......................................................            48             98
   Investment Advisory Fee Waiver ................................................           (48)           (34)
   Reimbursements by Advisor .....................................................            (3)            --
   Administrative Fees ...........................................................            40             40
   Professional Fees .............................................................            21             22
   Transfer Agent Fees ...........................................................            15             18
   Registration Fees .............................................................            10             10
   Printing Fees .................................................................             5              4
   Custodian Fees ................................................................             2              3
   Trustee Fees ..................................................................             3              4
   Organizational Costs ..........................................................             2              1
   Insurance and other fees ......................................................             2              1
---------------------------------------------------------------------------------------------------------------
   Total Expenses, Net ...........................................................            97            167
---------------------------------------------------------------------------------------------------------------
       Net Investment Income (Loss) ..............................................           542            (23)
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold ........................................           109            914
   Net Change in Unrealized (Depreciation) Appreciation of Investment Securities            (279)           351
---------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized (Loss) Gain on Investments ......................          (170)         1,265
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations ..........................         $ 372         $1,242
===============================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                                   MDL FUNDS


                                                                           MDL BROAD                MDL LARGE
                                                                         MARKET FIXED              CAP GROWTH
                                                                          INCOME FUND              EQUITY FUND
                                                                       -------------------   --------------------
                                                                       11/01/99   11/01/98    11/01/99   11/01/98
                                                                       4/30/00    10/31/99     4/30/00   10/31/99
                                                                      (UNAUDITED)            (UNAUDITED)
                                                                          (000)    (000)       (000)      (000)
-----------------------------------------------------------------------------------------------------------------


Investment Activities:
   Net Investment Income/(Loss)....................................   $    542 $     776       $ (23)  $   (41)
   Net Realized Gain/(Loss) from Securities Sold ...................       109      (763)        914     1,905
   Net Unrealized (Depreciation) Appreciation of Investment Securities    (279)     (576)        351     2,416
--------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting From Operations         372      (563)      1,242     4,280
--------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..........................................       (541)     (771)         --        (9)
   Realized Capital Gains .........................................         --        --      (1,856)       --
--------------------------------------------------------------------------------------------------------------
   Total Distributions.............................................       (541)     (771)     (1,856)       (9)
--------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ....................................      1,172     4,029         511     2,325
   Reinvestment of Cash Distributions .............................        540       788       1,855         9
   Subscription In-kind Transaction ...............................         --    13,003          --    14,708
   Cost of Shares Redeemed ........................................       (156)   (1,105)     (1,185)   (1,355)
--------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From Capital Share Transactions .........      1,556    16,715       1,181    15,687
--------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets ...................................      1,387    15,381         567    19,958
--------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ............................................     20,792     5,411      25,947     5,999
--------------------------------------------------------------------------------------------------------------
   End of Period ..................................................    $22,179   $20,792     $26,514   $25,947
--------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .........................................................        121       401          35       165
   Issued in Lieu of Cash Distributions ...........................         56        79         127         1
   Subscription In-kind Transaction ...............................         --     1,243          --     1,160
   Redeemed .......................................................        (16)     (109)        (83)      (97)
--------------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions .............................        161     1,614          79     1,229
==============================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                  MDL FUNDS

For the six-month period ended April 30, 2000 (Unaudited) and for the periods ended October 31, 1999
For a Share Outstanding Throughout Each Period




          Net                   Realized and                                      Net
         Asset        Net        Unrealized    Distributions   Distribution      Asset                     Net         Ratio
         Value     Investment     Gains or        from Net         From          Value                   Assets     of Expenses
       Beginning     Income     (Losses) on      Investment       Capital        End         Total        End       to Average
       of Period     (Loss)      Securities        Income          Gains       of Period     Return     of Period   Net Assets
       ---------   ----------   -----------    -------------   ------------    ---------   ----------   ---------   -----------

----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------

2000      $ 9.76     0.24          (0.08)          (0.24)            --           $ 9.68       1.68%    $22,179       0.90%*
1999      $10.48     0.44          (0.73)          (0.43)            --           $ 9.76      (2.80)%   $20,792       0.90%
1998(1)   $10.00     0.41           0.48           (0.41)            --           $10.48       9.10%    $ 5,411       0.90%

--------------------------------
MDL LARGE CAP GROWTH EQUITY FUND
--------------------------------
2000      $14.96     (0.04)        0.77              --            (1.07)         $14.62       4.91%    $26,514     1.26%*
1999      $11.84     (0.01)        3.13              --              --           $14.96      26.40%    $25,947     1.26%
1998(1)   $10.00      0.04         1.83            (0.03)            --           $11.84      18.72%    $ 5,989     1.26%


                                                Ratio
                            Ratio               of Net
             Ratio        of Expenses          Investment
            of Net         to Average       Income (Loss) to
          Investment      Net Assets         Average Net
         Income (Loss)    (Excluding       Assets (Excluding       Portfolio
          to Average      Waivers and         Waivers and           Turnover
          Net Assets    Reimbursements)     Reimbursements)           Rate
        --------------  ---------------   ------------------       ---------

----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
2000       5.04%*           1.38%*                4.56%*              171.15%
1999       4.40%            1.50%                 3.80%               198.83%
1998(1)    4.38%           11.24%                (5.96)%               72.82%

--------------------------------
MDL LARGE CAP GROWTH EQUITY FUND
--------------------------------
2000      (0.17)%*         1.52%*                (0.43)%*             13.80%
1999      (0.19)%          1.57%                 (0.50)%              75.29%
1998(1)    0.41%          12.88%                (11.21)%             127.68%

Amounts designated as "--" are either $0 or have been rounded to $0.
*   Annualized
(1) The Funds commenced operations on October 31, 1997.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                         MDL FUNDS
April 30, 2000                                                       (Unaudited)

1.  ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with nine portfolios. The financial statements herein are those of the MDL Broad Market Fixed Income Fund and the MDLLarge Cap Growth Equity Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Portfolio's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

     EXPENSES -- Expenses that are directly related to one of the Portfolios are charged to the Portfolio. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets to the aggregate daily net assets of the Trust.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared monthly for the MDL Broad Market Fixed Income Fund and are paid monthly. The MDL Large Cap Growth Equity Fund declares dividends from net investment income quarterly and are paid quarterly. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS (continued)                             MDL FUNDS
April 30, 2000                                                       (Unaudited)

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

In April 1998, the AICPA issued Statement of Position "SOP" No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized costs will continue to be amortized over a period of sixty months. Any future start-up organization costs will be expensed as incurred.

In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Funds have entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Funds. For its services, SEI Investments received $224 for the period ended April 30, 2000.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, as amended and restated on November 3, 1997, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $80,000, or of .15% on the first $50 million of average daily net assets; .125% on the next $50 million of average net assets; and .10% on average net assets over $100 million of the Fund's average daily net assets.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Funds and MDL Capital Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated October 31, 1997 under which the Adviser receives an annual fee equal to .45% and .74% of the Fund's average daily net assets of the MDL Broad Market Fixed Income and MDL Large Cap Growth Equity Funds, respectively. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the MDL Broad Market Fixed

NOTES TO FINANCIAL STATEMENTS (concluded)                              MDL FUNDS
April 30, 2000                                                       (Unaudited)

Income and MDL Large Cap Growth Equity Funds to an annual rate of not more than
 .90% and 1.26% of the average daily net assets, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

First Union National Bank acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2000 are as follows:

                            MDL BROAD        MDL LARGE
                           MARKET FIXED     CAP GROWTH
                           INCOME FUND     EQUITY FUND
                          --------------  -------------
Purchases
     Government .....         $35,777        $   --
     Other ..........             150         3,586
Sales
     Government .....          34,385            --
     Other ..........               --        3,840

At April 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2000, are as follows:

                            MDL BROAD        MDL LARGE
                           MARKET FIXED     CAP GROWTH
                           INCOME FUND     EQUITY FUND
                         ---------------  -------------
Aggregate gross
     unrealized
     appreciation ...         $    --         $5,966
Aggregate gross
     unrealized
     depreciation ...            (718)        (2,643)
                              -------         -------
Net unrealized
     appreciation/
     (depreciation)..         $  (718)        $3,323
                              =======         ======

     TRUST:
     The Advisor's Inner Circle Fund

     MDL FUNDS:
     MDL Broad Market Fixed Income Fund
     MDL Large Cap Growth Equity Fund

     ADVISER:
     MDL Capital Management, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT PUBLIC ACCOUNTANTS:
     Arthur Andersen LLP

     For information call: 1-877-635-3863




     MDL-F-003-04